Investment Strategy - Defined Duration 10 ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other large, broad-based ETFs that the Sub-Adviser (Orcam Financial Group, LLC d/b/a Discipline Funds) believes can reduce the Fund’s relative stock and bond risks when compared to a traditional diversified market cap-weighted index fund. The Fund will provide a globally diversified portfolio, which will be systematically reallocated depending on the Sub-Adviser’s assessment of the risks in the then-current market environment. The Fund will seek long-term growth of capital with reduced investment volatility.
The Methodology
The Sub-Adviser uses two systematic, data-driven algorithms designed to calculate the current risk level of global equity and bond markets based on market valuations and macroeconomic data, including measurements like interest rate levels, gross domestic product (GDP), and consumer price index changes. The Sub-Adviser also quantifies the time horizon over which an instrument can be expected to generate reasonable rates of returns, similar to fixed income duration calculations (“Defined Duration”).
The algorithm helps the Sub-Adviser identify macroeconomic risks that might correspond with above- or below-average equity market and bond market risks. The algorithms use a so-called “countercyclical rebalancing methodology” to reallocate the Fund’s portfolio relative to the then-current macroeconomic risks. Essentially, a countercyclical rebalancing methodology seeks to adjust a portfolio’s holdings to account for current market and macroeconomic data. In contrast, standard passively-managed funds (which use pro-cyclical methodologies) will generally hold stocks and bonds in the same percentage allocation regardless of market valuations and macroeconomic conditions.
The algorithms rely on data as reported by the U.S. Federal Reserve (which reports both U.S. and international data), the European Central Bank, U.S. Treasury, Bureau of Labor Statistics, World Exchanges, and third-party financial data providers that reflect current and expected conditions of the U.S. and global economy and financial markets including such inputs as interest rates and macroeconomic production and/or engagement.
In the event of a large equity market or macroeconomic decline (that is, the U.S. economy is performing poorly), the countercyclical rebalancing methodology may result in a higher equity allocation. For example, if the stock market declined and a typical passively-managed 50-50 portfolio became a 40-60 stock-bond allocation, it would again be reallocated back to its original 50-50 stock-bond allocation. Whereas, the algorithm may recommend that the Fund be reallocated to a 60-40 stock-bond allocation to account for the potential that equities often become less risky after they have declined in value.
The algorithms are updated monthly. Depending on the algorithms’ outputs, the Fund’s portfolio will be reallocated accordingly. The Sub-Adviser will recommend that the Fund’s portfolio be generally comprised of between four and eight underlying fund holdings.
Equity-Bond Allocation
The Fund’s typical Defined Duration target is between 8 and 12 years, but the Fund attempts to maintain an average Defined Duration of approximately 10 years. The Sub-Adviser uses Defined Duration to determine the Fund’s equity-bond allocation. When the algorithm indicates equity market risk is average, the Fund will generally allocate approximately 50 percent of its assets to the equity sleeve and 50 percent of its assets to the bond sleeve. Depending on the then-current risk level of the equity markets, the allocations will shift but will not exceed a 70-30 equity-bond allocation or a 30-70 equity-bond allocation.
U.S.-Foreign Equity Sleeve Allocation
The Fund’s allocation between broad-based U.S. equity ETFs and broad-based foreign focused equity ETFs will generally align with the then-current market cap weighting (combined dollar market value) of the U.S. and foreign equity markets. For example, if the current market cap weighting of the global equity market is 55% U.S. stocks and 45% foreign stocks, when reallocated, the Fund’s allocation to equity securities will reflect a similar allocation of U.S. ETFs (about 55%) and foreign ETFs (about 45%).
The Sub-Adviser uses data reported by The World Bank to determine the market cap weightings of U.S. and foreign equity markets, the sum of which is approximately equivalent to the market cap weighting of the overall global equity market. As of the date of this prospectus, the market weightings are approximately 45% U.S. equity markets and 55% foreign equity markets.
For the Fund’s equity exposure, the Sub-Adviser evaluates broad-based equity ETFs that are publicly traded in U.S. markets. The Fund may hold broad-based U.S., international, global, or emerging markets ETFs. Although the Fund may hold U.S.-only ETFs, the Fund will not otherwise hold individual country ETFs. International and global ETFs may have exposure to any foreign markets, whether developed, emerging, or frontier. The Fund will invest in large, low-cost, broad-based, cap-weighted, equity ETFs. That is, at the time of investment, the underlying equity ETFs will: (i) have assets of at least $100 million; (ii) have total expenses of 0.25% or less, (iii) be broad-based (as described below), and (iv) include individual portfolio holdings in amounts that largely correspond to their total market capitalization. The Sub-Adviser considers an ETF to be broad-based if it seeks to track the performance of an index that, in turn, is designed to reflect the movement of an equity market or significant segment of a market (e.g., 500 small cap stocks).
Under normal market conditions, the Fund’s equity sleeve will be comprised of at least one U.S. equity-focused ETF and one foreign equity-focused ETF. The Fund will generally not hold more than four equity ETFs at a particular time.
Bond Sleeve Allocation
Additionally, the Sub-Adviser uses a second systematic, data-driven algorithm for the Fund’s bond portfolio, which is also based on market valuations and macroeconomic data, to evaluate the interest rate and credit risk of bond markets. Like the equity market algorithm, the bond market algorithm is designed to identify periods of above- or below-average economic and market activity. The bond market algorithm also considers bond-specific data, like average credit spreads and bond yields. A credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality, thereby allowing a comparison between a corporate bond and a risk-free alternative. Average credit spreads are often used as barometer of economic health. That is, when spreads are below average, that often portends a good economic environment.
For instance, the algorithm might identify a period of below average credit spreads and strong economic growth to be consistent with a period of higher than average junk bond market risk. Further, during an economic expansion, aggregate bond markets typically become higher yielding on average. That is because higher interest rates often correlate with macroeconomic improvement. In that case, the Sub-Adviser may determine that low quality & longer duration bond funds are then subject to greater than normal risks. As a result, the Sub-Adviser may recommend the Fund hold ETFs that hold higher quality bonds such as U.S. government bonds and investment grade corporate bonds.
In addition to credit quality, the Sub-Adviser may recommend reallocating the bond sleeve to have a similar duration, a shorter duration, or a longer duration than the then-current duration of a typical aggregate bond fund (described below). Duration is a measure of a bond price’s sensitivity to interest rate changes. Bonds with longer durations tend to be more sensitive to interest rate changes. In contrast, bonds with shorter durations tend to be less sensitive to interest rate changes. For example, during periods of poor economic growth and higher than average credit spreads the Fund’s bond market algorithm might alter the bond allocation so the Fund holds underlying funds that, in turn, hold lower duration bonds with reduced interest rate risk.
The Sub-Adviser considers a typical aggregate bond fund to be an exchange traded fund that holds a combination of government Treasury securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal bonds that closely reflects the broader U.S. bond market.
For the Fund’s bond exposure, the Sub-Adviser considers the largest bond ETFs that are publicly traded in U.S. markets. The Fund’s bond sleeve will normally hold U.S. investment-grade aggregate bond ETFs, U.S. investment-grade corporate bond ETFs, and U.S. Treasury Bond ETFs. In addition, the Fund may hold underlying ETFs that, in turn, hold high-yield (junk) bonds. In general, investment-grade bonds are rated within one of the four highest ratings categories by a nationally-recognized statistical ratings organization or if unrated, determined by the underlying ETF’s investment manager to be of equivalent quality. Bonds rated below investment grade are considered high-yield (junk) bonds.
Under normal market conditions, the Fund’s bond sleeve will be comprised of between two and four underlying ETFs. Each underlying ETF will be passively-managed. That is, the underlying ETFs will seek to track the performance of an index.